CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments:
Debt Securities, Available-for-sale	$ 4,122,600	$ 3,788,600
Debt Securities, Trading	1,485,700	1,475,500
Short-term investments, available for sale	93,600	52,000
Short-term investments, trading at fair value	2,100	6,300
Catastrophe bonds, trading at fair value (amortized cost — 2022: $5.1 and 2021: $5.3)	1,600	2,900
Privately-held Investments, available for sale, at fair value	14,900	0
Privately-held Investments	475,000	533,000
Investments, equity method	7,600	6,200
Other investments, at fair value (2)	209,300	221,300
Investments, Excluding Derivative Assets	6,412,400	6,085,800
Reinsurance recoverables:
Cash and cash equivalents (including cash within consolidated variable interest entities of — $65.7448377 and $75.15054353)	1,028,100	959,200
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2022: $3.7 — 2021: $3.3)	4,577,800	4,897,700
Ceded unearned premiums	733,500	737,300
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2022: $25.0 — 2021: $30.2)	1,435,300	1,482,400
Deferred acquisition costs	296,200	319,000
Derivatives at fair value	31,700	56,200
Right-of-use operating lease assets	61,600	72,800
Income taxes refundable	4,300	20,800
Deferred tax assets	312,600	120,100
Other assets	309,600	384,200
Intangible assets and goodwill	21,700	21,800
Total assets	15,224,800	15,157,300
Insurance reserves
Losses and loss adjustment expenses	7,810,600	7,710,900
Unearned premiums	2,426,300	2,457,500
Total insurance reserves	10,236,900	10,168,400
Reinsurance premiums	1,416,600	1,980,100
Payables
Income taxes payable	12,600	10,900
Deferred tax liabilities	1,600	900
Accrued expenses and other payables (4)	214,400	201,800
Payables for securities purchased	22,300	6,900
Operating lease liabilities	86,100	95,500
Liabilities under derivative contracts	25,800	34,900
Long-term debt	300,000	0
Short-term debt	0	299,900
Total liabilities	12,316,300	12,799,300
Commitments and contingent liabilities (see Note 20)	0	0
Ordinary shares:
Ordinary shares, value	604	604
Preference shares, value	753,500	753,500
Additional paid-in capital	761,200	761,200
Retained earnings	1,793,500	1,349,000
Accumulated other comprehensive (loss)	(400,300)	(506,300)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,908,500	2,358,000
Total liabilities and shareholders’ equity	$ 15,224,800	$ 15,157,300